Investments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value of Available-for-Sale and Held -to-maturity Securities

At December 31, 2016 and 2015, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value
2016:
Fixed-maturity securities,available-for-sale:
U.S. government	$1,712,400	41,003	16,880	1,736,523
Agencies not backed by the full faith and credit of the U.S. government	8,766	113	22	8,857
States and political subdivisions	9,379,273	612,248	36,908	9,954,613
Foreign government	426,724	21,006	8,803	438,927
Corporate securities	60,668,745	3,489,117	617,795	63,540,067
Mortgage-backed securities	11,615,711	188,528	153,975	11,650,264
Collateralized mortgage obligations	209,165	491	11,867	197,789
CDOs	8,861	11,070	—	19,931

Total fixed-maturity securities, available-for-sale	84,029,645	4,363,576	846,250	87,546,971

Fixed-maturity securities, held-to-maturity:
Corporate securities	28	5	—	33
CDOs	—	3,597	—	3,597

Total fixed-maturity securities held-to-maturity	28	3,602	—	3,630

Equity securities, available-for-sale:
Common stock	316,541	3,625	—	320,166

Total available-for-sale and held-to-maturity securities	$84,346,214	4,370,803	846,250	87,870,767

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value
2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,682,642	78,089	5,407	1,755,324
Agencies not backed by the full faith and credit of the U.S. government	10,474	91	51	10,514
States and political subdivisions	8,533,503	514,459	49,428	8,998,534
Foreign government	269,608	9,675	7,116	272,167
Corporate securities	56,402,323	2,756,065	1,989,705	57,168,683
Mortgage-backed securities	12,263,037	296,408	61,646	12,497,799
Collateralized mortgage obligations	9,208	1,075	—	10,283
CDOs	9,738	11,573	147	21,164

Total fixed-maturity securities, available-for-sale	79,180,533	3,667,435	2,113,500	80,734,468

Fixed-maturity securities, held-to-maturity:
Corporate securities	55	10	—	65
CDOs	—	5,214	—	5,214

Total fixed-maturity securities held-to-maturity	55	5,224	—	5,279

Equity securities, available-for-sale:
Common stock	71,005	—	2,394	68,611

Total available-for-sale and held-to-maturity securities	$79,251,593	3,672,659	2,115,894	80,808,358

Net Unrealized Gains on Available-for-Sale Securities and Effective Portion of Cash Flow Hedges

The net unrealized gains on available-for-sale securities, held-for-sale securities and effective portion of cash flow hedges consist of the following at December 31:

	2016	2015	2014
Available-for-sale securities:
Fixed maturity	$3,517,326	1,553,935	6,258,406
Equity	3,625	(2,394)	46
Held-for-sale securities	614	798	—
Cash flow hedges	(29,547)	16,013	2,269
Adjustments for:
Shadow adjustments	(1,728,234)	(825,607)	(3,542,160)
Deferred taxes	(617,324)	(259,961)	(951,480)

Net unrealized gains	$1,146,460	482,784	1,767,081

Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of available-for-sale and held-to-maturity fixed-maturity securities at December 31, 2016, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$1,546,150	1,578,807
Due after one year through five years	13,572,313	14,342,672
Due after five years through ten years	19,833,072	20,189,034
Due after ten years	36,284,633	38,581,463
Structured securities	12,793,477	12,854,995

Total available-for-sale fixed-maturity securities	$84,029,645	87,546,971

Held-to-maturity fixed-maturity securities:
Due after one year through five years	$28	33
Structured securities	—	3,597

Total held-to-maturity fixed-maturity securities	$28	3,630

Unrealized Losses on Available-For-Sale Securities and Related Fair Value

The following table summarizes the fair value and related unrealized losses on available-for-sale securities that have been in a continuous loss position for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2016:
Fixed-maturity securities, available-for-sale:
U.S. government	$691,559	16,880	—	—	691,559	16,880
U.S. government agency	3,332	22	—	—	3,332	22
States and political subdivisions	1,587,063	30,524	103,316	6,384	1,690,379	36,908
Foreign government	99,527	6,634	10,383	2,169	109,910	8,803
Corporate securities	12,637,792	433,682	2,000,338	184,113	14,638,130	617,795
Mortgage-backed securities	4,811,364	152,501	31,040	1,474	4,842,404	153,975
CMOs	192,564	11,867	—	—	192,564	11,867

Total temporarily impaired securities	$20,023,201	652,110	2,145,077	194,140	22,168,278	846,250

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2015:
Fixed-maturity securities, available-for-sale:
U.S. government	$600,970	5,395	4,959	12	605,929	5,407
U.S. government agency	4,536	51	—	—	4,536	51
States and political subdivisions	1,873,125	48,306	28,015	1,122	1,901,140	49,428
Foreign government	42,338	1,787	32,219	5,329	74,557	7,116
Corporate securities	17,688,481	1,315,632	1,659,827	674,073	19,348,308	1,989,705
Mortgage-backed securities	3,066,569	61,030	15,433	616	3,082,002	61,646
CDOs	—	—	730	147	730	147

Total temporarily impaired securities	$23,276,019	1,432,201	1,741,183	681,299	25,017,202	2,113,500

Cumulative Credit Impairments on Fixed-maturity Securities

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2016	2015
Balance as of January 1	$59,365	36,948
Additions for credit impariments recognized on:
Securities not previously impaired	174,823	57,889
Securities previously impaired	—	1,086
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(118,758)	(36,558)

Balance as of December 31	$115,430	59,365

Gross and Net Realized Investment Gains (Losses)

Gross and net realized investment (losses) gains for the years ended December 31 are summarized as follows:

	2016	2015	2014
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$198,851	108,094	96,698
Gross losses on sales and exchanges	(71,002)	(15,272)	(11,114)
OTTI	(172,530)	(57,598)	(6,445)

Net (losses) gains on fixed-maturity securities	(44,681)	35,224	79,139

Equity securities:
Gross gains on sales	3,109	2	113
Gross losses on sales	(897)	(184)	(1)

Net gains (losses) on equity securities	2,212	(182)	112

Net (losses) gains on available-for-sale securities	(42,469)	35,042	79,251

Held-to-maturity:
Gross gains on exchanges	—	31,832	—
Gross losses on exchanges	(11)	(11)	(84)

Net (losses) gains on held-to-maturity securities	(11)	31,821	(84)

(Provision) benefit for mortgage loans on real estate	(11,000)	(2,400)	5,000
Investment in affiliates	—	—	(6,500)
Gain on real estate sales	—	5,929	—
Investment in limited partnerships	2,150	—	—
Net gains on sales of acquired loans	2,005	24,027	95
Other	—	(6)	—

Net realized investment (losses) gains	$(49,325)	94,413	77,762

Proceeds from Sale of Available for Sale Investments

Proceeds from sales of available-for-sale securities for the years ended December 31 are presented in the following table:

	2016	2015	2014
Available-for-sale:
Fixed-maturity securities proceeds from sales	$2,177,408	996,801	1,479,188
Equity securities proceeds from sales	152,821	58,858	29,209

Interest and Similar Income, Net

Major categories of Interest and similar income, net, for the respective years ended December 31 are shown below:

	2016	2015	2014
Interest and similar income:
Available-for-sale fixed-maturity securities	$3,847,272	3,752,867	3,552,896
Available-for-sale equity securities	11,314	1,416	26
Mortgage loans on real estate	470,547	413,103	377,917
Acquired loans	24,461	28,122	27,548
Trading securities	6,814	11,838	10,006
Policy loans	10,015	9,834	9,981
Short-term securities, includes cash and cash equivalents	13,896	8,761	7,864
Held-to-maturity fixed-maturity securities	1,012	5,746	15,894
Derivative assets	11,121	5,197	1,867
Other invested assets	5,898	1,870	2,057
Assets held by reinsurers	2,498	2,626	2,798
Loans to affiliates	384	516	980

Total	4,405,232	4,241,896	4,009,834
Less investment expenses	79,495	66,427	54,175

Total interest and similar income, net	$4,325,737	4,175,469	3,955,659

Schedule of Cash Collateral Liability

The cash collateral liability by loaned security type was as follows:

	December 31, 2016	December 31, 2015
	Remaining	Remaining
	Contractual	Contractual
	Maturity of the	Maturity of the
	Agreements	Agreements
	Open (1)	Open (1)
U.S. government	—	2,038
Foreign government	9,429	13,984
Corporate securities	2,551,790	2,464,888

Total	2,561,219	2,480,910

(1)

There is no contractual maturity on the loan agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the cash collateral immediately.

Schedule of Carrying Amount and Maximum Exposure Relating to VIE

The carrying amount and maximum exposure to loss relating to the VIEs which the Company holds a variable interest but is not the primary beneficiary and which have not been consolidated were as follows:

	December 31, 2016		December 31, 2015
		Maximum		Maximum
	Carrying	exposure	Carrying	exposure
	amount	to loss (1)	amount	to loss (1)
Fixed-maturity securities, available-for-sale:
Corporate securities	$981,066	981,066	913,857	913,857
Mortgage-backed securities	11,625,772	11,625,772	12,466,036	12,466,036
Collateralized mortgage obligations	197,789	197,789	10,283	10,283
CDOs	19,931	19,931	21,164	21,164

Total fixed-maturity securities, available-for-sale	$12,824,558	12,824,558	13,411,340	13,411,340

Other investments
Acquired loans	$148,740	148,740	179,556	179,556
Other invested assets	56,562	338,971	15,628	116,485

Total other investments	$205,302	487,711	195,184	296,041

Total investments	$13,029,860	13,312,269	13,606,524	13,707,381

(1)

The maximum exposure to loss is equal to the carrying amount for Fixed-maturity securities, Available-for-sale and Acquired loans. The maximum exposure to loss related to Other invested assets is equal to the carrying amount plus any unfunded commitments.